GOODWILL (Tables)	12 Months Ended
Dec. 31, 2011
GOODWILL
Schedule of changes in the carrying amount of goodwill by segment
	Life Marketing	Acquisitions	Asset Protection	Corporate and Other	Total Consolidated
	(Dollars In Thousands)
Balance as of December 31, 2009	$10,192	$44,910	$62,671	$83	$117,856
Tax benefit of excess tax goodwill	—	(3,098)	—	—	(3,098)

Balance as of December 31, 2010	10,192	41,812	62,671	83	114,758
Tax benefit of excess tax goodwill	—	(3,099)	—	—	(3,099)

Balance as of December 31, 2011	$10,192	$38,713	$62,671	$83	$111,659